STOCKHOLDERS’ EQUITY (Details Narrative)																	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 06, 2022 $ / shares shares	Apr. 15, 2022 USD ($) $ / shares shares	Mar. 31, 2022 $ / shares shares	Mar. 31, 2022 $ / shares shares	Mar. 01, 2022 $ / shares shares	Feb. 22, 2022 USD ($) $ / shares shares	Feb. 22, 2022 USD ($) $ / shares shares	Oct. 31, 2021 USD ($) $ / shares shares	Oct. 22, 2021 USD ($) shares	Oct. 10, 2021 USD ($) $ / shares shares	Oct. 01, 2021 $ / shares shares	Sep. 01, 2021 USD ($) shares	Aug. 01, 2021 $ / shares shares	Feb. 01, 2021 $ / shares shares	Dec. 01, 2020 $ / shares shares	Nov. 30, 2020 $ / shares shares	Apr. 30, 2023 USD ($) $ / shares shares	Apr. 30, 2022 USD ($) shares	Apr. 30, 2023 USD ($) $ / shares shares	Apr. 30, 2022 USD ($) shares	Oct. 31, 2022 USD ($) $ / shares shares	Oct. 31, 2021 USD ($) $ / shares shares	Jan. 31, 2023 $ / shares
Class of Stock [Line Items]
Preferred stock, shares authorized								5,000,000									5,000,000		5,000,000		5,000,000	5,000,000
Preferred stock, par value | $ / shares								$ 0.001									$ 0.001		$ 0.001		$ 0.001	$ 0.001
Dividend per share | $ / shares																			$ 0.25
Warrants term																	5 years		5 years				5 years
Exercise price of warrants | $ / shares																	$ 0.625		$ 0.625				$ 0.625
Share price | $ / shares		$ 1.00			$ 1.00								$ 0.19
Issuance of common shares, value | $		$ 20,000																				$ 1,790,000
Sale of preferred stock, shares		20,704											27,000,000
Common stock, shares authorized								500,000,000									500,000,000		500,000,000		500,000,000	500,000,000
Common stock par or stated value per share | $ / shares								$ 0.001									$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common stock, shares, issued								96,310,387									115,160,180		115,160,180		115,160,180	96,310,387
Common stock, shares outstanding								96,310,387									115,160,180		115,160,180		115,160,180	96,310,387
Accrued interest | $		$ 704
Vested on each anniversary date					60,000
Stock based compensation expense | $																	$ 393,510	$ 302,785	$ 516,072	$ 545,290	$ 2,197,597	$ 2,040,617
Share based compensation options, exercisable								12,330,000									20,007,993		20,007,993		19,101,327	12,330,000
Unrecognized compensation expense | $								$ 3,548,662									$ 4,299,801		$ 4,299,801		$ 5,086,039	$ 3,548,662
Shares issued price per share | $ / shares																	$ 0.75		$ 0.75
Debt instrument, convertible, conversion price | $ / shares																							$ 0.25
Convertible notes payable | $								$ 800,000									$ 480,000		$ 480,000		480,000	800,000
Loss on conversion of senior secured note payable | $																		$ 695,342		$ 695,342	$ 695,342
Conversion of stock, shares issued																						24
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures					350,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period					48,333
Common Stock [Member]
Class of Stock [Line Items]
Share price | $ / shares			$ 0.25	$ 0.25
Issuance of common shares, value | $
Common stock par or stated value per share | $ / shares		$ 1.00
Common stock, shares, issued		20,704	14,806,028	14,806,028		3,712,500	3,712,500
Debt instrument, convertible, conversion price | $ / shares						$ 1.00	$ 1.00
Convertible notes payable | $						$ 3,000,000	$ 3,000,000
Interest payable current and noncurrent | $		$ 704				17,157	$ 17,157
Loss on conversion of senior secured note payable | $						$ 695,342
Conversion of stock, shares issued			136,059
Convertible debt | $		$ 20,000
Release and Settlement Agreement [Member]
Class of Stock [Line Items]
Issuance of common shares, value | $												$ 14,250
Sale of preferred stock, shares												75,000
Two Employment Agreements [Member] | Stock Purchase Options [Member]
Class of Stock [Line Items]
Stock purchase options issued													2,000,000
Exercisable per share | $ / shares													$ 0.50
Share based compensation vested term													10 years
Share based compensation vested percentage													20.00%
Convertible Notes Payable [Member]
Class of Stock [Line Items]
Share price | $ / shares						$ 1.00	$ 1.00
Issuance of common shares, value | $							$ 3,000,000
Sale of preferred stock, shares							3,712,500
Accrued interest | $						$ 17,158	$ 17,158
Unearned interest | $						695,342	695,342
Loss conversion of unearned | $						$ 695,342	$ 695,342
Convertible Promissory Notes [Member]
Class of Stock [Line Items]
Issuance of common shares, value | $										$ 316,027
Sale of preferred stock, shares										23,105,187
Accrued interest | $										$ 110,035
Convertible promissory notes percentage										10.00%
Debt instrument principal amount | $										$ 555,000
Debt instrument accrued interest | $										$ 174,197
Convertible Promissory Notes Related Party [Member]
Class of Stock [Line Items]
Share price | $ / shares										$ 0.05
Convertible promissory notes percentage										10.00%
Chief Executive Officer [Member]
Class of Stock [Line Items]
Share price | $ / shares		$ 1.00
Issuance of common shares, value | $		$ 300,000
Sale of preferred stock, shares		310,561
Accrued interest | $		$ 10,562
Chief Executive Officer [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock par or stated value per share | $ / shares		$ 1.00
Common stock, shares, issued		310,561
Interest payable current and noncurrent | $		$ 10,562
Convertible debt | $		$ 300,000
Chief Executive Officer [Member] | Stock Purchase Options [Member]
Class of Stock [Line Items]
Stock purchase options issued	5,000,000														5,000,000
Exercisable per share | $ / shares	$ 1.00														$ 0.50
Share based compensation vested	1,000,000
Vested on each anniversary date	1,000,000
Share based compensation vested term	10 years														10 years
Options forfeited															4,000,000
Employee and Consultant [Member] | Stock Purchase Options [Member]
Class of Stock [Line Items]
Stock purchase options issued					350,000
Exercisable per share | $ / shares					$ 1.00
Share based compensation vested					60,000
Vested on each anniversary date					48,333
Share based compensation vested term					10 years
Officers [Member] | Stock Purchase Options [Member]
Class of Stock [Line Items]
Stock purchase options issued																3,000,000
Exercisable per share | $ / shares																$ 0.50
Share based compensation vested term																10 years
Share based compensation vested percentage																20.00%
Officer [Member] | Stock Purchase Options [Member]
Class of Stock [Line Items]
Stock purchase options issued																1,000,000
Exercisable per share | $ / shares																$ 0.50
Share based compensation vested term																10 years
Share based compensation vested percentage																20.00%
Consultant [Member] | Stock Purchase Options [Member]
Class of Stock [Line Items]
Stock purchase options issued														500,000
Exercisable per share | $ / shares														$ 0.50
Share based compensation vested percentage														20.00%
Employee [Member] | Stock Purchase Options [Member]
Class of Stock [Line Items]
Stock purchase options issued													20,000
Exercisable per share | $ / shares													$ 0.40
Share based compensation vested term													10 years
Share based compensation vested percentage													33.00%
Employee and Officer [Member] | Stock Purchase Options [Member]
Class of Stock [Line Items]
Stock purchase options issued											2,620,000
Exercisable per share | $ / shares											$ 0.50
Share based compensation vested term											10 years
Share based compensation vested percentage											20.00%
Board of Directors Chairman [Member] | Stock Purchase Options [Member]
Class of Stock [Line Items]
Stock purchase options issued											1,000,000
Exercisable per share | $ / shares											$ 0.50
Share based compensation vested											500,000
Share based compensation vested term											10 years
Board of Directors Chairman [Member] | Stock Purchase Options [Member] | Successive Aniversary Date One [Member]
Class of Stock [Line Items]
Share based compensation vested											125,000
Board of Directors Chairman [Member] | Stock Purchase Options [Member] | Successive Aniversary Date Two [Member]
Class of Stock [Line Items]
Share based compensation vested											125,000
Board of Directors Chairman [Member] | Stock Purchase Options [Member] | Successive Aniversary Date Three [Member]
Class of Stock [Line Items]
Share based compensation vested											250,000
Two Consultants [Member] | Stock Purchase Options [Member]
Class of Stock [Line Items]
Stock purchase options issued											120,000
Exercisable per share | $ / shares											$ 0.50
Share based compensation vested											30,000
Vested on each anniversary date											30,000
Share based compensation vested term											10 years
Class A Warrants [Member]
Class of Stock [Line Items]
Warrants to purchase								100,000													100,000	100,000
Warrants term								3 years													3 years	3 years
Exercise price of warrants | $ / shares								$ 0.50													$ 0.50	$ 0.50
Class B Warrants [Member]
Class of Stock [Line Items]
Warrants to purchase								100,000													100,000	100,000
Warrants term								5 years													5 years	5 years
Exercise price of warrants | $ / shares								$ 1.00													$ 1.00	$ 1.00
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																					250,000
Preferred stock, par value | $ / shares																					$ 25
Preferred stock, shares issued								136,059													0	136,059
Preferred Stock, Shares Outstanding			136,059	136,059				136,059													0	136,059
Preferred stock, liquisation preference | $ / shares																					$ 25
Preferred stock, dividend percentage																					8.00%
Dividend per share | $ / shares																					$ 0.25
Preferred stock, conversion price | $ / shares																					$ 0.25
Convertible preferred shares percentage																					2
Sale of convertible preferred stock								71,600													2,000	71,600
Convertible preferred stock unpaid dividends				14,806,028
Net proceeds of convertible preferred stock | $																						$ 1,790,000
Share price | $ / shares								$ 35.8														$ 35.8
Issuance of common shares, value | $																						$ 50,000
Sale of preferred stock, shares				136,059																		2,000
Intrinsic value | $								$ 930,577														$ 930,577
Deemed dividends | $																					$ 793,175	$ 110,938
Series A Convertible Preferred Stock [Member] | Four Former Shareholders [Member]
Class of Stock [Line Items]
Sale of preferred stock, shares													12,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized								250,000									250,000		250,000		250,000	250,000
Preferred stock, shares issued																	0		0		0
Preferred Stock, Shares Outstanding			136,059	136,059				136,059									0	0	0	0	0	136,059
Preferred stock, dividend percentage																			8.00%	8.00%
Sale of preferred stock, shares			14,806,028
Shares issued price per share | $ / shares			$ 0.25	$ 0.25
Series A Preferred Stock [Member] | Former Shareholder of Fitore [Member]
Class of Stock [Line Items]
Issuance of common shares, value | $									$ 200,000
Sale of preferred stock, shares									8,000
Series A Preferred Stock [Member] | Chief Executive Officer [Member]
Class of Stock [Line Items]
Issuance of common shares, value | $								$ 86,464
Sale of preferred stock, shares								3,459
Series A Preferred Stock [Member] | Class A Warrants [Member]
Class of Stock [Line Items]
Warrants to purchase								4,572,929														4,572,929
Warrants term								3 years														3 years
Exercise price of warrants | $ / shares								$ 0.50														$ 0.50
Series A Preferred Stock [Member] | Class B Warrants [Member]
Class of Stock [Line Items]
Warrants to purchase								4,572,929														4,572,929
Warrants term								5 years														5 years
Exercise price of warrants | $ / shares								$ 1.00														$ 1.00